PUBLIC OFFERING AND DEFERRED OFFERING COSTS (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024
Public Offering And Deferred Offering Costs
Cash advance to Prime	$ 100,000
Attorney fees	452,356
Accountant fees	49,125
Total	$ 569,481	$ 495,356